Summary of Warrants and Share Options (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Balance	$ 536,219	$ 520,950	$ 533,651	$ 225,318
Exercise of common share purchase warrants				856
Equity component of convertible debentures issued for cash, net of taxes			12,270
Share-based compensation - share options	845	434	1,405	1,551
Balance	533,651	558,303	520,950	536,219
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance	8,292	8,292	8,292	9,205
Exercise of common share purchase warrants				(913)
Warrants issued for cash		1,003
Balance	8,292	9,295	8,292	8,292
Share Based Awards [Member]
IfrsStatementLineItems [Line Items]
Balance	13,082	14,202	14,128	2,199
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.				8,991
Vesting of RSUs		(1,551)	(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd		(301)	(1,823)
Share-based compensation - share options	845	434	1,405	1,551
Share-based compensation - RSUs	201	1,873	1,318	341
Balance	14,128	14,657	14,202	13,082
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Balance		11,732
Equity component of convertible debentures issued for cash, net of taxes			12,270
Transaction Fees and Issuance Costs			(538)
Balance		11,732	11,732
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance	21,374	34,226	22,420	11,404
Exercise of common share purchase warrants				(913)
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.				8,991
Vesting of RSUs		(1,551)	(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd		(301)	(1,823)
Equity component of convertible debentures issued for cash, net of taxes			12,270
Warrants issued for cash		1,003
Transaction Fees and Issuance Costs			(538)
Share-based compensation - share options	845	434	1,405	1,551
Share-based compensation - RSUs	201	1,873	1,318	341
Balance	$ 22,420	$ 35,684	$ 34,226	$ 21,374